Consolidated Statements of Deficit (CAD)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Balance, beginning of year	(65,684,820)	(72,536,814)	(70,767,148)
Net earnings (loss) for the year	1,101,176	6,851,994	(1,769,666)
Balance, end of year	(64,583,644)	(65,684,820)	(72,536,814)